Label	Element	Value
Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Baillie Gifford Long Term Global Growth ETF
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Baillie Gifford Long Term Global Growth ETF seeks to provide long-term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds (“ETFs”). It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses” above, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus, but it is expected that Baillie Gifford Long Term Global Growth Fund (the “Predecessor Mutual Fund”), a series of Baillie Gifford Funds, will be reorganized into the Fund. For its fiscal year ended December 31, 2025, the Predecessor Mutual Fund’s portfolio turnover rate was 22%. Because the Predecessor Mutual Fund operated as a mutual fund rather than as an ETF, the portfolio turnover rate for the Fund may be different from that of the Predecessor Mutual Fund.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	22.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund is an actively managed ETF. The Fund seeks to meet its objective by investing in a portfolio of global common stocks and other equity securities without reference to benchmark constraints.

While the portfolio managers are not constrained by geographic limitations, the Fund ordinarily invests in securities of issuers located in at least six different countries. In addition, under normal circumstances, the Fund invests at least 40% of its total assets in securities of companies located outside the U.S. when market conditions are favorable, but, when market conditions are not favorable, invests at least 30% of its total assets in companies located outside the U.S. The Fund may invest in issuers located in emerging markets.

The Fund does not apply specific constraints with respect to market capitalization and may participate in initial public offerings (“IPOs”). In addition, investment is permitted in securities offerings that are not registered in the U.S.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and select investments without regard to the geographic, industry, sector, or individual company weightings on any index. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a portfolio typically consisting of between 30 and 60 growth companies with the potential to outperform the Fund’s benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries, and the Fund expects to have considerable exposure to Chinese companies including through China A shares, which are common stocks and other equity securities that are listed or traded on a Chinese stock exchange and which are quoted in renminbi, the official currency of China. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers’ long-term investment outlook.

When assessing a company’s long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that they believe are material to managing the Fund’s investment risks and maximizing capital appreciation. The Manager believes that a company selected for the Fund’s portfolio is unlikely to be financially sustainable in the long run if the portfolio managers believe that its approach to business is fundamentally out of line with changing societal expectations. The portfolio managers employ an investment process designed to identify companies with practices they believe are aligned with sustainable financial growth over the long-term, including environmental, social, and/or governance characteristics, such as stewardship, sustainable business practices, and/or corporate culture. With respect to the consideration of a company’s environmental characteristics, the portfolio managers believe that the possibility of climate-related disruptions and the related transition to a low-carbon economy present opportunities for, and specific risks relevant to, the Fund’s holdings. As a result, the portfolio managers generally seek to invest the Fund’s assets in companies that they believe are “climate-fit” for the future, which are companies that take appropriate steps (in the view of and as determined by the portfolio managers) to (i) reduce their direct and indirect greenhouse gas emissions (i.e., pursue “net zero” carbon emission ambitions or targets), (ii) integrate the related challenges into business strategies (i.e., the company undertakes steps to understand and manage the related technological, market and environmental changes confronting its business), and/or (iii) provide robust disclosure on climate change and other significant environmental issues so that investors can better assess the related investment risks and opportunities to such company. However, the portfolio managers do not employ categorical restrictions or exclusions in assessing a company’s climate-fitness. The portfolio managers expect that companies that they assess as climate-fit under the Fund’s investment process will ultimately correlate with companies that themselves are aligned with a broader global transition toward net zero carbon emissions.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities, rights and warrants. Under normal circumstances, the Fund may invest to a significant extent (up to 30% of the Fund’s net assets) in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The portfolio managers also have flexibility to implement the Fund’s investment strategy through investing in active ETFs and ETFs that track relevant equity indices. The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The Fund has not commenced operations as of the date of this prospectus. The returns presented for the Fund reflect the performance of the Predecessor Mutual Fund. It is anticipated that on or about June 1, 2026, the Fund will acquire all of the assets, subject to certain stated liabilities, of the Predecessor Mutual Fund through a tax-free reorganization for U.S. federal income tax purposes (the “Reorganization”). As a result of the Reorganization, the Fund will adopt the performance and financial history of the Predecessor Mutual Fund. Performance shown below is based on the investment objective and investment strategies utilized by the Predecessor Mutual Fund, which are substantially similar to those of the Fund, and the Predecessor Mutual Fund has the same portfolio management team as that of the Fund.

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Predecessor Mutual Fund’s Class 2 shares for each full calendar year since the Predecessor Mutual Fund’s inception. The table below shows how the average annual total returns of the Predecessor Mutual Fund’s Class 2 shares for the periods shown compare to those of the Predecessor Mutual Fund’s benchmark (a broad-based securities market index). The Fund’s (and the Predecessor Mutual Fund’s) past performance (before and after taxes) is not an indication of future performance. Had the Predecessor Mutual Fund been structured as an ETF, its performance may have differed.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Predecessor Mutual Fund’s Class 2 shares for each full calendar year since the Predecessor Mutual Fund’s inception. The table below shows how the average annual total returns of the Predecessor Mutual Fund’s Class 2 shares for the periods shown compare to those of the Predecessor Mutual Fund’s benchmark (a broad-based securities market index).
Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this prospectus. The returns presented for the Fund reflect the performance of the Predecessor Mutual Fund. It is anticipated that on or about June 1, 2026, the Fund will acquire all of the assets, subject to certain stated liabilities, of the Predecessor Mutual Fund through a tax-free reorganization for U.S. federal income tax purposes (the “Reorganization”).
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.bailliegifford.com/ETFs
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s (and the Predecessor Mutual Fund’s) past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns – Predecessor Mutual Fund’s Class 2 Shares
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Highest Quarterly Return: 44.24% (Q2, 2020) Lowest Quarterly Return: ‑28.24% (Q2, 2022)
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	44.24%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(28.24%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Predecessor Mutual Fund’s Class 2 shares only, and after-tax returns for other share classes of the Predecessor Mutual Fund vary and will vary for the Fund.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for the Predecessor Mutual Fund’s Class 2 shares only, and after-tax returns for other share classes of the Predecessor Mutual Fund vary and will vary for the Fund. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through a tax-advantaged account. A description of the Fund’s (and Predecessor Mutual Fund’s) comparative index is provided in the section of the Prospectus entitled “Additional Performance Information.”

Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock	Updated information on the Fund’s investment performance can be obtained by visiting www.bailliegifford.com/ETFs.
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2025
Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You could lose money by investing in the Fund.
Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Investment Style Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Investment Style Risk – Baillie Gifford Overseas Limited (the “Manager”) actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Growth Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Long-Term Investment Strategy Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund’s portfolio. See also “Selected Investment Techniques and Topics—Our Stewardship Approach.”

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Non Diversification Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Non-Diversification Risk – The Fund is classified as a “non-diversified” fund. A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund’s shares may be more volatile than the values of shares of more diversified funds. See also “Focused Investment Risk.”

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Asia Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Asia Risk – Investing in securities of companies located in or with exposure to Asian countries involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including different financial reporting standards, currency exchange rate fluctuations, and highly regulated markets with the potential for government interference. The economies of many Asian countries are heavily dependent on international trade and on only a few industries or commodities and, as a result, can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Some Asian securities may be less liquid than U.S. or other foreign securities. See “China Risk” for additional details regarding the risks of investing in that country.

Additionally, many of the economies of countries in Asia are considered emerging market or frontier market economies. These Asian economies are often characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. See “Emerging Markets Risk” for additional details regarding the risks of investing in such countries.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | China Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, sanctions, embargoes and other trade limitations, custody risks, risks associated with investments in variable interest entities, and potential adverse tax consequences. U.S. sanctions or other investment restrictions could preclude the Fund from investing in certain Chinese issuers or cause the Fund to sell investments at a disadvantageous time. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Conflicts of Interest Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Conflicts of Interest Risk – The Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook. Although the Fund’s investment objective and strategies are substantially similar to those of other accounts and funds managed by the Manager, differences in purchase and redemption structure, investment restrictions and legal requirements and the public nature of the Fund’s positions lead to the use of different trading practices and potentially different portfolio decisions. See “Periodic Rebalancing Risk” for additional details regarding the differences in trading approaches taken by the Manager. Furthermore, if investment personnel of the Manager hold board or other positions at outside companies, they could be exposed to material non-public information potentially impeding or delaying the Fund’s ability to buy or sell certain investments, or they could otherwise be restricted in their ability to participate in the Fund’s investment process.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Currency Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Developed Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Developed Markets Risk – Investing in securities of companies located in, or with exposure to, developed countries will subject the Fund to the regulatory, political, currency, security, economic and other risks associated with such countries. In recent periods, countries with developed markets have generally experienced slower economic growth than some less developed countries. Services sectors (e.g., the financial services sector) generally tend to represent the primary source of economic growth in developed markets, which can make them susceptible to the risks of individual service sectors. In addition, developed countries will be impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, and the price or availability of certain commodities, among other things.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer. Investing in equity securities indirectly, such as through participatory notes or depositary receipts, may involve other risks such as the risk that the counterparty may default or that the investment does not track the underlying security as expected.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | ESG Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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ESG Risk – To the extent that the Fund’s portfolio managers incorporate environmental, social and/or governance considerations (“ESG Factors”) into the Fund’s investment process as a part of the Fund’s long-term investment approach, the Fund is subject to the risk that it may underperform funds that do not take ESG Factors into account. The consideration of ESG Factors may prioritize long-term rather than short-term returns, and therefore may negatively impact the relative performance of the Fund over the short, medium or even long term depending on how successfully those ESG Factors are incorporated and whether such investments are in or out of favor. In considering ESG Factors, the portfolio managers may be dependent upon information and data obtained through voluntary reporting by issuers or third-party research that may be incomplete, inaccurate or unavailable, which could impact the portfolio managers’ assessment of relative risks and opportunities. See also “Long-Term Investment Strategy Risk” and “Selected Investment Techniques and Topics—Our Stewardship Approach.”

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | ETF Structure Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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ETF Structure Risk – The Fund is structured as an ETF and is subject to special risks, including:

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Although the Fund’s shares will be listed for trading on the Nasdaq Stock Market LLC (the “Exchange”), an active trading market for the Fund’s shares may not be developed or maintained by market makers or authorized participants (“Authorized Participants”).

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As an ETF, the Fund issues and redeems shares on a continuous basis at NAV only in a large, specified number of shares called a “Creation Unit.” Only Authorized Participants may engage in creation or redemption transactions directly with the Fund, and no Authorized Participant is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized

Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

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Trading in Fund shares may be halted due to market conditions or for other reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

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ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

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When buying or selling shares of the Fund, investors typically will pay brokerage commissions or other charges imposed by financial intermediaries and will incur the cost of the difference between the price that a buyer is willing to pay for shares (the “bid” price) and the price at which a seller is willing to sell shares (the “ask” price), known as the “spread” or “bid-ask spread.”

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Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with short selling activity.

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Daily publication of the Fund’s portfolio holdings information could permit other market participants to trade in the securities identified in the Fund’s public disclosure, and to the extent the Fund was trading in those securities over multiple days, trading by such other market participants could disadvantage the Fund and its shareholders by negatively impacting the prices at which the Fund may be able to buy investments for its portfolio or sell its holdings and Fund returns.

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The NAV of the Fund’s shares may change on days when, or during times at which, Authorized Participants will not be able to purchase or redeem shares of the Fund. This is because the Fund may invest in securities that are primarily traded on foreign exchanges which may trade at times or on days when the Fund does not price its shares. In such situations, there may be changes between the last quote of the underlying securities’ value in the closed foreign market and the value of such underlying securities during the Fund’s domestic trading day, which could lead to differences between the market price of the Fund’s shares and the shares’ underlying value.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Focused Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Focused Investment Risk – Because the Fund focuses its investments in a limited number of companies, its investment strategy could result in more risk or greater volatility in returns than if the Fund’s investments were less focused.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Government and Regulatory Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Government and Regulatory Risk – Governmental and regulatory authorities in the United States and other countries, have taken, and may in the future take, actions intervening in the markets in which the Fund invests and in the economy more generally. Governmental and regulatory authorities may also act to increase the scope or burden of regulations applicable to the Fund or to the companies in which the Fund invests. The effects of these actions on the markets generally, and the Fund’s investment program in particular, can be uncertain and could restrict the ability of the Fund to fully implement its investment strategies, either generally, or with respect to certain securities, industries, or countries. By contrast, markets in some non-U.S. countries historically have been subject to little regulation or oversight by governmental or regulatory authorities, which could heighten the risk of loss due to fraud or market failures in those countries. Governments, agencies, or other regulatory bodies in any country may adopt or change laws or regulations that could adversely affect the Fund or the market value of an instrument held by the Fund.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Information Technology Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | IPO Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Large-Capitalization Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Large-Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, contractual lock-in periods or regulatory restrictions, and the Fund may hold large positions in particular securities. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. Liquidity risk may be magnified during periods of changing interest rates, significant redemptions from Authorized Participants that include a substantial cash component or market turmoil. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Increased levels of illiquidity can lead to wider bid-ask spreads.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets such as war, terrorism, public health crises, and geopolitical events and by changes in non-U.S. and U.S. economic and political conditions. These disruptions could prevent the Fund from implementing its investment strategies and achieving its investment objective, and increase the Fund’s exposure to other risks detailed in this Prospectus. As a result, the Fund could lose money, experience significant redemptions, encounter operational difficulties, and suffer other negative impacts. Certain locations and industries may be particularly susceptible to this risk, and other risks may be heightened by such events.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the value of your investment in the Fund.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | New and Smaller-Sized ETF Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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New and Smaller-Sized ETF Risk – New funds and smaller-sized funds, such as the Fund, will be subject to greater liquidity risk due to their smaller asset bases and may be required to sell securities at disadvantageous times or prices due to significant redemptions from Authorized Participants that include a substantial cash component. A fund that has been recently formed will have limited or no performance history for investors to evaluate (except in circumstances where a predecessor fund’s performance history is adopted) and may not reach or maintain a sufficient asset size to effectively implement its investment strategy. Smaller ETFs will have a lower public float and lower trading volumes, leading to wider bid-ask spreads. Further, the Manager is new to managing ETFs and will be reliant on the successful implementation of relationships with key counterparties, such as Authorized Participants.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Periodic Rebalancing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Periodic Rebalancing Risk – Because the Fund discloses its full portfolio holdings each business day, the Manager expects to execute portfolio transactions for the Fund on a periodic schedule, generally after the Manager executes transactions in the same securities for other client accounts managed according to investment strategies similar to those pursued by the Fund. As a result, the Fund’s portfolio is expected to be rebalanced less frequently than other accounts and funds managed by the Manager, and the Fund’s portfolio trades will often occur after an accumulation of multiple trades that were executed for the Manager’s other accounts and funds. Less frequent rebalancing could harm the Fund by causing it to suffer losses if positions it would have sold earlier (if it were rebalanced more frequently) decline in value before a rebalancing date, or positions it would have purchased earlier (if it were rebalanced more frequently) increase in value before a rebalancing date. In addition, when the Manager implements a portfolio decision for an account or fund ahead of, or contemporaneously with, a portfolio decision for the Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable pricing or trading results, paying higher transaction costs, or otherwise being disadvantaged.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Risk Model Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Risk Model Risk – A risk model is used to assist in the portfolio construction process. In developing and maintaining the risk model, the Manager expects to make use of one or more vendors or data sources for inputs. If the model or the data used in the model is incorrect or incomplete, or if there are business or operational disruptions affecting a vendor providing significant inputs to the model, then (in the absence of mitigating measures by the Manager) the Manager may be temporarily unable to appropriately implement the risk model or, when implemented, investment decisions made with reference to the model may not produce the desired results, and the Fund may realize losses.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Service Provider Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Settlement Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Small- and Medium-Capitalization Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

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Valuation Risk – In certain circumstances, some of the Fund’s portfolio holdings may be valued on the basis of factors other than market quotations by employing fair value procedures. This may occur more often in times of market turmoil or reduced liquidity. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. There is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.70%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	871
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	224
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	390
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 871
Baillie Gifford Long Term Global Growth ETF | MSCI ACWI Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.87%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.70%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.27%	[2]
Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(3.80%)
Annual Return [Percent]	oef_AnnlRtrPct	54.07%
Annual Return [Percent]	oef_AnnlRtrPct	(1.42%)
Annual Return [Percent]	oef_AnnlRtrPct	33.49%
Annual Return [Percent]	oef_AnnlRtrPct	101.77%
Annual Return [Percent]	oef_AnnlRtrPct	2.50%
Annual Return [Percent]	oef_AnnlRtrPct	(46.04%)
Annual Return [Percent]	oef_AnnlRtrPct	36.60%
Annual Return [Percent]	oef_AnnlRtrPct	25.01%
Annual Return [Percent]	oef_AnnlRtrPct	16.38%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.38%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.91%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.77%
Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.38%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.49%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.04%
Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.70%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.38%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.21%

[1]	Estimated for the current fiscal year.
[2]	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.